Business Segments (Narrative) (Details) $ in Thousands	1 Months Ended	3 Months Ended												12 Months Ended
	Jan. 31, 2015 school	Mar. 31, 2018 Segment	Dec. 31, 2017 USD ($) TelevisionStation	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2014 school	Dec. 31, 2017 USD ($) TelevisionStation Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 03, 2015 campus
Segment Reporting Information [Line Items]
Number of reportable segments | Segment														6
Operating Revenues			$ 675,817	$ 657,225	$ 676,087	$ 582,717	$ 629,579	$ 621,638	$ 628,933	$ 601,740				$ 2,591,846	$ 2,481,890	$ 2,586,114
Television Broadcasting [Member]
Segment Reporting Information [Line Items]
Number of television broadcast stations owned | TelevisionStation			7											7
Education [Member]
Segment Reporting Information [Line Items]
Restructuring costs														$ 9,065	11,852	40,639
Accrued restructuring costs			$ 8,500				11,800							8,500	11,800
Non U.S. [Member]
Segment Reporting Information [Line Items]
Operating Revenues														637,000	624,000	660,000
Foreign assets			$ 89,000				$ 67,000							89,000	67,000
UNITED KINGDOM | Education [Member]
Segment Reporting Information [Line Items]
Operating Revenues														320,000	312,000	319,000
Higher Education [Member] | Education [Member]
Segment Reporting Information [Line Items]
Restructuring costs														1,400	7,100	12,400
Other long-lived assets impairment charge												$ 6,900
Higher Education [Member] | Education [Member] | KHE Campuses [Member]
Segment Reporting Information [Line Items]
Number of nationally accredited ground campuses sold | campus																	38
Test Preparation [Member] | Education [Member]
Segment Reporting Information [Line Items]
Restructuring costs														4,300
Kaplan International [Member] | Education [Member]
Segment Reporting Information [Line Items]
Restructuring costs														$ 2,900	$ 4,700	1,300
Kaplan International [Member] | Education [Member] | Kaplan China [Member]
Segment Reporting Information [Line Items]
Number of schools sold | school	1												3
Kaplan Corporate and Other [Member] | Education [Member]
Segment Reporting Information [Line Items]
Restructuring costs																$ 25,700
Periods from 2011 to Q2 2015 [Member] | Test Preparation [Member] | Education [Member]
Segment Reporting Information [Line Items]
Immaterial Error Correction Amount											$ 3,000
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Number of reportable segments | Segment		6